Segment Geographical Information And Major Customers - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenue by geographic region	$ 3,064	$ 2,909	$ 2,863
United States [Member]
Concentration Risk [Line Items]
Revenue by geographic region	2,132	2,089	2,134
Israel [Member]
Concentration Risk [Line Items]
Revenue by geographic region	41	66	22
Rest of the world [Member]
Concentration Risk [Line Items]
Revenue by geographic region	$ 891	$ 754	$ 707